EQUITY (Details)	9 Months Ended
Jun. 30, 2022 $ / shares shares
Warrant One
Number of warrant shares | shares	1,440,000
Issue date	Aug. 14, 2017
Original Expiration Date	Aug. 13, 2023
Amended Expiration Date	Aug. 13, 2024
Exercise price | $ / shares	$ 0.25
Warrant Two
Number of warrant shares | shares	1,200,000
Issue date	Dec. 12, 2017
Original Expiration Date	Dec. 11, 2023
Amended Expiration Date	Dec. 11, 2024
Exercise price | $ / shares	$ 0.25
Warrant Three
Number of warrant shares | shares	1,785,715
Issue date	Aug. 04, 2016
Original Expiration Date	Aug. 04, 2023
Amended Expiration Date	Aug. 04, 2024
Exercise price | $ / shares	$ 0.25
Warrant Four
Number of warrant shares | shares	1,344,000
Issue date	Feb. 28, 2018
Original Expiration Date	Feb. 28, 2023
Amended Expiration Date	Feb. 28, 2024
Exercise price | $ / shares	$ 0.25